Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued salary and social welfare costs	$ 11,465	$ 10,686
Liability classified awards for share-based compensation (Note 17)	2,685	2,721
Payables for deferred financing costs	1,762
Accrued professional service fees	869	886
Accrued advertising and marketing fees	672	765
Accrued staff reimbursements	500	441
Share option deposit held on behalf of employees	444	294
Accrued office expense	113	78
Payables for interest	64	40
Payables for acquisition	0	2,593
Others	1,843	1,335
Accrued expenses and other current liabilities	$ 20,417	$ 19,839